Consolidated Statements of Cash Flows (Unaudited) (Huale Group Co.Limited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Loss from operations before taxation	$ (286,823)		$ (967,491)	$ (284,655)
Adjustments for:
Depreciation of plant and equipment	70,245		142,219	71,736
Depreciation of right-of-use assets	50,651		102,890	43,653
Interest expense	8,749		9,626	5,620
Operating cash flows before changes in working capital	(157,178)		(266,716)	(163,646)
Cash flows from operating activities
Increase in accounts and other receivables	(38,807)		33,084	(137,063)
Increase in inventory	(70,536)		48,657	(94,425)
Increase in prepayments and other current assets	(10,665)		(89,210)	(84,717)
Increase in payables and other current liabilities	31,819		(60,507)	455,217
Net cash used in operating activities	(245,367)		(334,692)	(24,634)
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired				27,764
Purchase of plant and equipment	(6,177)		(11,173)	(4,200)
Net cash used in investing activities	(6,177)		(11,173)	23,564
Cash flows from financing activities
Changes in related party balances, net	443,915		174,434	(16,097)
Net cash provided by financing activities	443,915		257,779	(16,097)
Net increase (decrease) of cash and cash equivalents	192,371		(88,086)	(17,167)
Effect of foreign currency translation on cash and cash equivalents	4,973
Cash and cash equivalents-beginning	120,126	$ 137,293	120,126	137,293
Cash and cash equivalents-end	317,470		32,040	120,126
Supplementary cash flow information:
Interest received	36		418	323
Interest paid	(8,749)
Huale Group Co. Limited [Member]
Loss from operations before taxation	(245,480)	(28,265)
Adjustments for:
Depreciation of plant and equipment	70,245
Depreciation of right-of-use assets	50,651
Interest expense	8,749
Operating cash flows before changes in working capital	(115,835)	(28,265)
Cash flows from operating activities
Increase in accounts and other receivables	(38,807)	(36,852)
Increase in inventory	(70,536)
Increase in prepayments and other current assets	(10,665)
Increase in payables and other current liabilities	31,820	(1,582)
Net cash used in operating activities	(204,023)	(66,699)
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired
Purchase of plant and equipment	(6,177)
Net cash used in investing activities	(6,177)
Cash flows from financing activities
Changes in related party balances, net	413,492	18,898
Net cash provided by financing activities	413,492	18,898
Net increase (decrease) of cash and cash equivalents	203,292	(47,801)
Effect of foreign currency translation on cash and cash equivalents	(5,948)	999
Cash and cash equivalents-beginning	120,126	137,293	$ 120,126	137,293
Cash and cash equivalents-end	317,470	90,491		$ 120,126
Supplementary cash flow information:
Interest received	36	168
Interest paid	$ (8,749)